TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Gross tax liabilities, beginning balance	$ 3,663	$ 4,913	$ 3,876
Increase in tax positions for current year	110	1,659	1,037
Decrease related to settlement with the tax authorities		(3,027)
Addition of tax position of prior years	0	118
Decrease in tax position resulting from settlement	0
Gross tax liabilities, ending balance	$ 3,773	$ 3,663	$ 4,913